Interests in equity-accounted investees - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 15, 2024	Oct. 14, 2024 USD ($)	Jul. 20, 2023 USD ($) shares $ / shares	Dec. 31, 2025	Dec. 31, 2024
Insighta
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			50.00%
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of voting rights held in associate (%)					35.00%
Class A ordinary shares
Disclosure of associates [line items]
Number of instruments (in shares) | shares			1,481,481
Share price (in $ per share) | $ / shares			$ 0.83
Class A ordinary shares after reverse stock split
Disclosure of associates [line items]
Share price (in $ per share) | $ / shares			$ 12.51
Insighta
Disclosure of associates [line items]
Percentage of shareholding of an equity accounted investee (%)	35.00%	35.00%
Interests in equity-accounted investees | $			$ 80,000
Percentage of ownership interest disposed (%)		15.00%
Consideration received | $		$ 30,000
Proportion of voting rights held in associate (%)					35.00%
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of voting rights held in associate (%)				35.00%